UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07471




Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)




607 West Avenue
Jenkintown, PA  19046
(Address of principal executive offices)




Mark Mulholland
607 West Avenue
Jenkintown, PA  19046
(Name and address of agent for service)




Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: December 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1.  Reports to Stockholders.





MATTHEW 25 FUND, INC


ANNUAL REPORT

December 31, 2003










Matthew 25 Fund, Inc.
607 West Avenue
Jenkintown, PA  19046
1-888-M25-FUND

Fund Symbol: MXXVX
Website: www.matthew25fund.com







This report is provided for the general information of Matthew 25 Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.





Dear Matthew 25 Fund Shareholders,

        Our Fund was up 32.1% for the year of 2003. From its inception on 10/16/95 through 12/31/03 our Fund has gained 224.46%. This is a compounded annual growth rate of 15.39%.

        So where do we go from here? I can't tell you for sure which way the market will go this year, but I will try to give you a little hope based on historical data. Going back to 1927 there have been 17 bear markets as measured by the Dow Jones Index. I identified a bear market as at least one negative year in price change for the index. The average annual compounded return for the three years following the last year of a bear market was 11.60%. The returns varied but were positive 100% of the time. Additionally, in the four previous multi-year bear markets the ensuing three years averaged 14.60% return per year, with the same 100% consistency. 2003 was the first positive
year after three consecutive negative years on all three major indices.   I am
hopeful that we should be due for a couple more positive years and we have history on our side.

        Our Matthew 25 Fund managed to have a positive return over those three negative years mentioned above. Our Fund managed to do this while remaining close to fully invested. Any stock sales made in our Fund were to shift money into what I believed were better investments. Research by the University of Michigan argues against market-timing trades during a bull market. The study was based on the bull run from the bottom in 1982 to the market's peak in 1987. That upward market lasted 1,276 trading days and generated average annual returns of 26%. In that bull market, as in others, there were days that went up and days that went down. If you removed the 20 best up days the average annual return declined to 13%. If you removed the 40 best days the average annual return drops to 4%. This study shows that in a bull market your return is not evenly distributed but rather comes in sporadic jumps. Thus the 20 best days out of 1,276, representing less than 2% of the days overall, accounted for 50% of the return. At the same time just over 3% of the days gave investors almost 85% of their average annual return. So my intent within our Matthew 25 Fund is to be cautious in the stock selection and to not miss those relatively few days that provide most of the return.

        Now I'd like to focus on our holdings. The Schedule of Investments in Securities, within the financial statements, will show you the stocks that we own through our Fund. It also shows the value of each stock and the profit or loss of this ownership from purchase date until year-end 2003. What it doesn't show you is why each stock is in our Fund. In the table below I will grade each company and provide some insights on its value as an investment. In addition, I have added the stock's percentage change for the year or if new to our portfolio the price change from the initial purchase. The four categories that I use to evaluate a company are its Business, Management, Financial Condition, and Price. The grades are the same as in academia, with an "A" for outstanding, a "B" for very good, a "C" for average, a "D" for poor, and an "F" for failure. I will even throw in a "+" or "-" to complicate matters. I believe that you make the most money in the extremes, so as your Investment adviser my search is for companies with as many high grades for each category as possible. The investments that best satisfy these elusive criteria are as follows:

Security         Price Change   Business   Management   Financial   Price

AC Moore Arts
& Crafts Inc
                    66%            B            A          A           A

ACMR is a well run and growing chain of retail stores. I will try to increase our position and hope to grow with this company for the next few years or longer. One significant risk would be the loss of its president.


Advanta Inc
                   44%            C             A          D           B+

Advanta's management does a quality job developing and managing business credit cards. This is a very competitive industry and difficult to create a brand. I believe that the business will grow and the stock price will get closer to fair value. Then I would probably be a seller of this stock.

Farmer Mac
                  4%             A             B+          B            A

Farmer Mac is a Government Sponsored Enterprise. It was established to insure and provide liquidity to the agricultural mortgage market. It is a wonderful business still in its early stage of development. I have continued buying shares and I believe this investment will provide high returns over the next several years.

Alexander
& Baldwin
                 31%            B              B           B            B

ALEX has great assets. It's the largest shipping company in Hawaii. It owns office, retail and industrial investment buildings in Hawaii and on mainland U.S. ALEX also owns large developed and undeveloped land holdings in Hawaii.
I wish management would get back to buying back its company's stock. This is a value play and will likely be sold when it's close to its fair price.


Black
& Decker
                33%            B+               B+         B+           A

BDK was a new purchase in '03. I thought that it was a good value for the strength of its brands, especially DeWALT. BDK had a nice record of treating shareholders well through stock buybacks and dividends. In fact BDK raised its dividend 75% in the last quarter.

Boykin
Lodging Co.
               -2%            B+                B           C           A

BOY is a hotel REIT. The stock is very undervalued. It is also highly sensitive to the economy. BOY owns some unique properties and has upgraded its portfolio during the downturn. I believe this stock will appreciate and reinstate a regular dividend program. There have been significant stock purchases by management.


Berkshire
Hathaway
             16%              A                 A+          A          C

Berkshire is run by the best business mind in the country, Warren Buffett. His strategy, for the past few years, has been the acquisition of whole companies. Its intrinsic value continues to grow.

Concord
EFS
            -6%               A                  B          A           B

CE is being acquired by First Data Corp. Both businesses are involved with commercial electronic data processing. Combined company should be a profitable and growing business and one that I intend to stay with for at least a few years.

Comcast
             39%              A                  A          D           C

Management was selling assets and paying down its debt, which was the right move. Great business that is well managed. I would like to keep for the long-term value but I need to see improved financials and a better price to value over the next two years.

El Paso
Corp.
             -10%            B                   B         D            A

EP owns 60,000 miles of natural gas pipelines in the U.S. This is a value play but could be a modest grower after it turns itself around. It should be one we hold for a few years and possibly longer if the new management does well.

Freddie
Mac
             -1%            A                    C         C             A

I sold most of our Fund's shares early in 2003, and I have sold more shares in 2004. It will most likely be out of our portfolio soon. FRE is a great business, but many issues need to be corrected. It will probably work out fine, but I prefer the investment in Farmer Mac so much more.

MBIA Inc.
                35%         A                   A           A            A

MBIA's business continues to improve. Management is writing new policies at high rates of return on capital. This company, its management, and its stock have such strong attributes. I believe that this stock should continue to do well and it will probably remain in our Fund for quite awhile.

Pacific Gas
& Electric Preferred
                57%        B                   B            C            C

This value play is nearly complete. Should emerge from Chapter 11 this year and pay back its past three year's missed dividends. I will hold for dividend yield until a better investment is found.

Polaris Ind.
                 51%       A                  A             A+            B

PII is a company that is extremely well managed, makes wonderful products, uses capital efficiently, and treats its shareholders well. Last dividend was raised by 48%. I will reduce shares if stock gets overpriced, but I believe that we can make more money from company's bright future potential.

Willow Grove
Bancorp Inc.
                46%        B                  B             B             C

Everything about WGBC is positive, but it's reflected in its price. I sold 74,460 shares in '03. Management will have some difficulty putting its capital to good use. If permissible with bank regulators, a special one time dividend may be an option. Management has a solid track record of treating their shareholders fairly.

        Hopefully, this letter gives you more insight into our portfolio and my intentions to stay fully invested. I like our current portfolio and believe that it offers above average returns from here. However, I continue to search for one or two ideas that can make our portfolio even better. I always appreciate investment ideas from you, our shareholders, but please send me ideas that you know intimately either through business dealings, ownership, or
use of services.   As always thank you for allowing us to work for you.
Good fortune in 2004.

                                                       Gratefully yours,



                                                       Mark Mulholland
                                                       President

Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements. Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and that actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.


MATTHEW 25 FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Matthew 25 Fund from its inception, October 16, 1995 to years ending 1995 through 2003. These changes are then compared to a $10,000 investment in the Value Line Index, which is an index comprised of 1,665 stocks, for the same period. Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



(GRAPHIC OMITTED)



Date:                Value Line Index          Matthew 25 Fund

Inception
10/16/95             $10,000                   $10,000

Year ended
12/31/95              10,287                    10,320

Year ended
12/31/96              12,322                    12,248

Year ended
12/31/97              15,827                    17,104

Year ended
12/31/98              16,748                    21,539

Year ended
12/31/99              18,517                    21,772

Year ended
12/31/00              20,304                    22,560

Year ended
12/31/01              22,513                    24,972

Year ended
12/31/02              18,661                    24,555

Year ended
12/31/03              27,628                    32,441





Return:                Value Line Index          Matthew 25 Fund

76
Days
12/31/1995              2.87%                     3.20%

Annual
Return
12/31/1996             19.78%                    18.68%

Annual
Return
12/31/1997             28.45%                    39.65%

Annual
Return
12/31/1998              5.82%                    25.93%

Annual
Return
12/31/1999             10.56%                     1.08%

Annual
Return
12/31/2000              9.65%                     3.62%

Annual
Return
12/31/2001             10.88%                    10.69%

Annual
Return
12/31/2002            (17.11)%                   (1.67)%

Annual
Return
12/31/2003             48.05%                     32.12%



Compounded
Average
Annual                 13.16%                     15.39%






MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2003



                               Number of Shares   Historical Cost     Value
COMMON STOCKS  --  92.82%


BANKS & FINANCE  --  10.14%
Advanta Corporation, Class A      218,300        $ 2,089,929        $ 2,822,619
Advanta Corporation, Class B       22,300            137,091            283,656
Willow Grove Bancorp, Inc.        167,500            728,531          2,974,800
                                                   ----------        ----------
                                                   2,955,551          6,081,075


BROADCAST & CABLE TV  --  3.31%
Comcast Corp. New Class A  *       60,618          1,502,339          1,987,664
                                                  -----------        ----------
                                                   1,502,339          1,987,664



CONGLOMERATE  --  4.21%
Berkshire Hathaway, Class A*          30           1,546,048          2,527,500
                                                  -----------        ----------
                                                   1,546,048          2,527,500



DATA PROCESSING  --  5.19%
Concord EFS, Inc.  *              210,000          2,631,727          3,116,400
                                                  ----------         ----------
                                                   2,631,727          3,116,400



GSE-MORTGAGE SECURITIES  --  14.47%
Federal Agricultural
Mortgage Corp.*                   206,500          5,395,863          6,599,740
Federal Agricultural
Mortgage Corp.Cl. A*                6,500            164,832            145,405
Freddie Mac                        33,150            992,248          1,933,308
                                                  -----------        ----------
                                                   6,552,943          8,678,453


HOTEL REIT  --  5.03%
Boykin Lodging*                   330,000          2,850,730          3,019,500
                                                  -----------        ----------
                                                   2,850,730          3,019,500


INSURANCE  --  12.83%
MBIA, Inc.                        130,000          5,242,810          7,699,900
                                                  -----------        ----------
                                                   5,242,810          7,699,900


MANUFACTURING  --  26.01%
Polaris Industries, Inc.          141,400          6,561,552         12,525,212
Black & Decker, Inc.               62,500          2,476,614          3,082,500
                                                  -----------        ----------
                                                   9,038,166         15,607,712



The accompanying notes are an integral part of these financial statements.





MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
DECEMBER 31, 2003

                               Number of Shares   Historical Cost     Value

RETAIL  --  2.38%
AC Moore, Inc.*                  74,000           $ 1,004,297       $ 1,425,240
                                                   -----------       ----------
                                                    1,004,297         1,425,240


TRANSPORTATION  --  4.47%
Alexander & Baldwin              79,467             1,831,951         2,682,011
                                                   -----------       ----------
                                                    1,831,951         2,682,011

UTILITIES  --  4.78%
El Paso Corporation             350,000             2,518,435         2,866,500
                                                   -----------       ----------
                                                    2,518,435         2,866,500



TOTAL COMMON STOCKS                                37,674,997        55,691,955




PREFERRED STOCKS  --  6.60%
UTILITIES  --  6.60%
Pacific G&E Corp. 6% Pref*       96,000             1,607,782         2,688,000
Pacific G&E Corp. 4.8% Pref*     57,600               552,756         1,270,080
                                                   -----------       ----------
                                                    2,160,538         3,958,080


TOTAL PREFERRED STOCKS
                                                    2,160,538         3,958,080



TOTAL INVESTMENTS  --  99.42%                     $39,835,535       59,650,035
 Other Assets Less Liabilities  --  0.58%                              351,439
NET ASSETS  100.00%                                                $60,001,474




*Non-income producing security during the year.



The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


ASSETS
 Investments in securities at value (cost $39,835,535)         $ 59,650,035
 Cash                                                               207,231

 Receivables:
  Dividends                                                          40,000
  Interest                                                              158
  Fund shares sold                                                  114,835
                                                                -----------
    TOTAL ASSETS                                                 60,012,259



LIABILITIES
 Accounts payable
  Fund shares redeemed                                                  400
  Payable for distribution                                            7,385
  Accrued expenses                                                    3,000
                                                                -----------
    TOTAL LIABILITIES                                                10,785



NET ASSETS: (Equivalent to $14.72 per share based on            $60,001,474
4,075,049 shares of capital stock outstanding 100,000,000
shares authorized, $0.01 par value)                             ------------


COMPOSITION OF NET ASSETS

Shares of common stock                                          $    40,750
Additional paid-in capital                                       40,146,224
Net unrealized appreciation of investments                       19,814,500
                                                               ------------

NET ASSETS                                                      $60,001,474



The accompanying notes are an integral part of these financial statements.



MATTHEW  25  FUND, INC.
STATEMENT   OF   OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003



INVESTMENT INCOME:
 Dividends                                                      $  580,375
 Interest                                                            3,084

                                                                 ----------
    TOTAL INVESTMENT INCOME                                        583,459


EXPENSES:
 Audit                                                               8,517
 Bank fees                                                           3,998
 Custodian fees                                                      8,432
 Director's fees and expenses                                       13,091
 Insurance                                                          17,825
 Investment advisory fee (Note 2)                                  475,155
 IRA expense                                                         2,936
 Legal expense                                                         730
 Office expense                                                     16,459
 Postage and printing                                                8,073
 Registration and compliance                                        11,310
 Shareholder reporting                                               5,609
 Software                                                            8,848
 State and local taxes                                               3,525
 Telephone                                                           2,820
                                                                 ----------


          TOTAL EXPENSES                                           587,328
 Less, expense reduction from investment advisor (Note 2)           (1,317)

                                                                 ----------
          NET EXPENSES                                             586,011


          NET INVESTMENT (LOSS)                                     (2,552)
                                                                 ----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                2,696,755
  Net change in unrealized appreciation of investments           11,271,079
                                                                 -----------
  Net realized and unrealized gain on investments                13,967,834


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 13,965,282



The accompanying notes are an integral part of these financial statements.




MATTHEW 25 FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002


                                              2003                2002
                                            --------            --------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net Investment income (loss)             $    (2,552)         $  325,860
 Net realized gain (loss) on investments    2,696,755              (1,704)
 Net change in unrealized appreciation
    on investments                         11,271,079          (1,004,467)
                                         --------------       --------------


NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:                 13,965,282            (680,311)



DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                             0             (324,157)
 Excess of net investment income             (45,052)                   0
 Net realized gain on investments         (2,695,051)                   0


CAPITAL SHARE TRANSACTIONS (Note 5)        6,877,527            7,281,991
                                         -------------         ------------

NET INCREASE IN NET ASSETS                18,102,706            6,277,523



NET ASSETS, BEGINNING OF YEAR             41,898,768            35,621,245
                                         -------------         ------------

NET ASSETS, END OF YEAR                  $60,001,474           $41,898,768








MATTHEW 25 FUND, INC.
FINANCIAL HIGHLIGHTS AND RELATED RATIOS / SUPPLEMENTAL DATA
For a Share Outstanding Throughout the Year:

                                  12/31/03 12/31/02  12/31/01  12/31/00 12/31/99
Net asset value,
  Beginning of year................ $11.68   $11.97    $10.90    $10.55   $10.49

Income from investment operations
  Net investment income (loss).....  0.00      0.09      0.00    (0.01)   (0.03)

Net gains on investments both
  realized and unrealized..........  3.74     (0.29)     1.17     0.39     0.15

Total from investment operations....15.42     11.77     12.07    10.93    10.61

Less, dividends and distributions
 Dividends from net invest. income   0.00     (0.09)     0.00    (0.03)    0.00
 Distributions in excess of net
   investment income                (0.01)     0.00      0.00     0.00     0.00
 Distributions from realized gains  (0.69)     0.00     (0.10)    0.00    (0.06)
                                    ------    ------    ------    ------  -----
  Total dividends and distributions (0.70)    (0.09)    (0.10)   (0.03)   (0.06)


Net asset value,
  End of year...................... $14.72   $11.68    $11.97   $10.90   $10.55

Total return....................... 32.12%    (1.67)%  10.69%     3.62%    1.08%

Net assets, end of year
  (000's omitted).................. $60,001  $41,899  $35,621   $27,050  $25,402

Ratio of expenses, after expense
  reimbursement, to average
  net assets.......................  1.23%     1.24%    1.23%    1.22%     1.22%

Ratio of investment income, net to
  average assets....................(0.01)     0.85%    0.04%   (0.07)%  (0.24)%

Portfolio turnover rate............. 23.52%   38.68%   26.42%   30.80%   17.88%




The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003


NOTE 1 - Summary of Significant Accounting Policies
Nature of Operations
Matthew 25 Fund, Inc. ("the Fund") was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in The United States of America.

Security Valuations
The Fund values investment securities, where market quotations are available, at market value based on the last recorded sales price as reported by the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price.

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to Shareholders
The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

Other
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - Investment Advisory Agreement and Other Related Transactions
The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (The Advisor) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2003

NOTE 2 - Investment Advisory Agreement and Other Related Transactions(Continued)

The management fee for 2003, as computed pursuant to the investment advisory agreement, totaled $475,155. The Advisor has agreed to accept as its advisory fee for 2003 the amount it was paid in 2003 totaling $473,839 and to waive any and all rights to the difference between actual management fees paid and fees per the agreement. The management fee waived for 2003 was $1,317.

Mr. Mark Mulholland is the sole director and officer of The Advisor and is also the President of the Fund. In addition, Mr. Mulholland is a broker at Boenning & Scattergood Inc. During the year ended December 31, 2003, the Fund paid brokerage commissions of $7,233 to Boenning & Scattergood Inc. of which Mr. Mulholland received compensation totaling $530. Boenning & Scattergood Inc. is not otherwise associated with Matthew 25 Fund, Inc. or The Advisor and is not responsible for any of the investment advice rendered to the Fund by The Advisor or Mr. Mulholland.

NOTE 3 - Investments
For the year ended December 31, 2003, purchases and sales of investment securities other than short-term investments aggregated $15,216,615 and $11,000,088 respectively. At December 31, 2003, the gross unrealized appreciation for all securities totaled $19,833,927 and the gross unrealized depreciation for all securities totaled $19,427 or a net unrealized appreciation of $19,814,500. The aggregate cost of securities for federal income tax purposes at December 31, 2003 was $39,835,535.

NOTE 4 - Capital Share Transactions
As of December 31, 2003, there were 100,000,000 shares of $.01 per value capital stock authorized. The total par value and paid-in capital totaled $40,186,974. Transactions in capital stock were as follows for the years ended:

                              December 31, 2003           December 31, 2002

                            Shares         Amount        Shares         Amount
-------------------------------------------------------------------------------
Shares sold                756,747      $9,676,482      902,872     $10,659,154
Shares issued in
 reinvestment of
 dividends                 186,948       2,740,103       27,737         324,157
Shares redeemed           (456,995)     (5,539,058)     (318,931)    (3,701,320)
                         -----------    -----------     ----------   -----------
Net Increase               486,700      $6,877,527       611,678     $7,281,991


NOTE 5 - Distributions to Shareholders

On December 29, 2003, a distribution of $0.01 per share aggregating $45,052 was paid to shareholders of record on this same date from excess of net investment income.

On December 29, 2003, a distribution of $0.69 per share aggregating $2,695,051 was paid to shareholders of record on this same date from net long-term capital gains.

MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2003


NOTE 6 - Federal Income Taxes
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income            $          0
      Undistributed long-term capital gain     $          0
      Unrealized appreciation                  $ 19,814,500

The tax character of distributions paid during the years ended December 31, 2003 and 2002 are as follows:


                                                 2003           2002

      Ordinary income                        $         0     $  324,157
      Long-term capital gain                 $ 2,695,051     $        0
      Excess of net investment income        $    45,052     $        0


Reclassification: In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of December 31, 2003, the Fund recorded permanent book/tax differences of $848 from net investment loss to Paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

NOTE 7 - Lease Commitments
In February 2003, the Fund entered into a 2-year lease for office space. The lease requires sixty days notice for termination. Rent expense was $10,450 for the year ended December 31, 2003. Minimum lease payments over the course of the term of the lease are as follows:


              2004     $   11,400
              2005     $      950





B O A R D    O F   D I R E C T O R S   I N F O R M A T I O N
Matthew 25 Fund
December 31, 2003

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the
Fund are set forth below. The Fund's SAI includes additional infromation about the Fund's Directors, and is available without charge, by calling 1-888-M25-FUND. Each director may be contacted by writing to the director
c/o Matthew 25 Fund, 607 West Avenue, Jenkintown, PA  19046

INDEPENDENT DIRECTORS


Name/Age
Position with Fund    Term of Office and    Principle Occupation   Other
                      Length of Time Served During Last Five Years Directorships
--------------------------------------------------------------------------------
Philip J. Cinelli,D.O.
Age 44                1 year with election
Director              held annually         Physician in            Not a
                                            Family Practice         director for
                                                                    any other
                      He has been a Director                        public
                      since 7/8/1996                                companies




Samuel B. Clement
Age 45
Director              1 year with election
                      held annually         Stockbroker with        Not a
                                            Securities of America   director for
                      He has been a Director                        any other
                      since 7/8/1996                                public
                                                                    companies


Linda Guendelsberger
Age 44
Director              1 year with election
Secretary of Fund     held annually         CPA and Partner with    Not a
                                            Fishbein & Co.          director for
                      She has been a Director                       any other
                      since 7/8/1996                                public
                                                                    companies


Scott Satell
Age 41
Director              1 year with election
                      held annually          Manufacturer's         Not a
                                             Representative         director for
                      He has been a Director with BPI Ltd.          any other
                      since 7/8/1996                                public
                                                                    companies

INTERESTED DIRECTORS

Steven D. Buck, Esq.
Age 43
Director              1 year with election
                      held annually           Attorney and          Not a
                                              Shareholder           director for
                      He has been a Director  with Stevens          any other
                      since 7/8/1996          & Lee                 public
                                                                    companies

Mark Mulholland
Age 44
Director              1 year with election
President of Fund     held annually           President of Matthew  Not a
                                              25 Fund               director for
                      He has been a Director                        any other
                      since 7/8/1996          President of Matthew  public
                                              25 Management Corp.   companies

                                              Stockbroker with
                                              Boenning & Scattergood


Mr. Buck and Mr. Mulholland are Directors of the Fund and are considered "interested persons" as defined by the Investment Company Act of 1940. Mr. Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provides legal advice to the Fund for compensation. Additionally, Mr. Buck's sister Lesley Buck, is the Operations Officer of Matthew 25 Management Corp.





Independent Auditor's Report

To the Shareholders and Board of Directors
Matthew 25 Fund, Inc.
Jenkintown, Pennsylvania


We have audited the accompanying statement of assets and liabilities of Matthew 25 Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year in the period ended December 31, 1999, was audited by other auditors whose report, dated January 25, 2000 expressed an unqualified opinion on this information.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Matthew 25 Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Abington, Pennsylvania                           /s/ Sanville & Company
February 10, 2004                                Certified Public Accountants






ITEM 2.  CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant amended its code of ethics during the covered period to add provisions required by the instructions to this Item 2. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's entire Board of Directors acts as the audit committee. The Board of Directors has determined that the Registrant has at least two financial experts serving on its Board.

Mr. Mark Mulholland and Ms. Linda Guendelsberger are the Board's financial experts. Mr. Mulholland is an "interested" director, and Ms. Guendelsberger is an "independent" director.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

    		         12/31/2003 	 12/31/2002

Audit Fees		$8,517		$7,213
Audit-Related Fees      $    0          $    0
Tax Fees                $    0          $    0
All Other Fees          $    0          $    0


Each year, the registrant's Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant's Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable for periods ending before January 1, 2004.


ITEM 10.  CONTROLS AND PROCEDURES.

a) The registrant's president has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10.  EXHIBITS.

(a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Matthew 25 Fund

By /s/ Mark Mulholland

     Mark Mulholland

     President

Date 3/10/04




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Mark Mulholland

     Mark Mulholland

     President

Date 3/10/04